Employee benefits - Defined contribution pension plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee benefits
Payments to defined contribution pension plan (as a percent)	6.00%
Payments to defined benefit pension plan (as a percent)	2.33%
Payments made to contribution plans	$ 9.7	$ 8.3	$ 7.7